BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES
NOTE 4 – BALANCE SHEET DETAILS – CURRENT ASSETS AND CURRENT LIABILITIES
Inventories, net
The following table shows the components of inventory (in thousands):

	June 30, 2023	December 31, 2022
Raw materials	$5,945	$3,377
Finished goods	118	115

Total inventories	6,063	3,492
Allowance for obsolete inventory	(134)	(211)

Inventories, net	$5,929	$3,281
Prepaid expenses and other current assets
The following table shows the components of prepaid expenses and other current assets (in thousands):

	June 30, 2023	December 31, 2022
Prepaid expenses:
ERC benefits receivable	$—	$2,117
Deposits on inventory	2,809	680
Prepaid income tax	536	—
Prepaid insurance	2,230	358
Prepaid rent	388	381
Prepaid equipment	254	179
Prepaid other	202	173
Other current assets:
Interest rate swap asset	$385	$476
Other	—	17

Total	$6,804	$4,381

Accrued expenses and other current liabilities
The following table shows the components of accrued expenses and other current liabilities (in thousands):

	June 30, 2023	December 31, 2022
Accrued expenses:
Accrued compensation and related benefits	$4,246	$3,392
Accrued insurance	2,307	525
Accrued transaction advisory fees	2,000	—
Accrued professional services	840	509
Accrued interest	47	62
Accrued property taxes	575	41
Other	34	38
Other current liabilities:
Income tax payable	$1,910	$1,780
Sales tax payable	524	587
Unbilled lost-in-hole revenue	146	282
Deferred revenue	—	83

Total accrued expenses and other current liabilities	$12,629	$7,299

NOTE 3 — BALANCE SHEET DETAILS — CURRENT ASSETS AND CURRENT LIABILITIES
Inventories, net
The following table shows the components of inventory (in thousands):

	December 31, 2022	December 31, 2021
Raw materials	$3,377	$2,285
Finished goods	115	130

Total inventories	3,492	2,415
Allowance for obsolete inventory	(211)	(74)

Inventories, net	$3,281	$2,341
Inventory write-downs for the years ended December 31, 2022 and 2021 were $44 thousand and $0.4 million, respectively and are recorded within cost of tool rental revenue in the consolidated statements of operations and comprehensive income.

Prepaid expenses and other current assets
The following table shows the components of prepaid expenses and other current assets (in thousands):

	December 31, 2022	December 31, 2021
Prepaid expenses:
ERC benefits receivable	$2,117	$—
Deposits on inventory	680	—
Prepaid income tax	—	—
Prepaid insurance	358	252
Prepaid rent	381	336
Prepaid equipment	179	155
Prepaid other	173	150
Other current assets:
Interest rate swap asset	$476	$—
Other	17	12

Total	$4,381	$905

The following table shows the components of prepaid expenses and other current assets (in thousands):
Accrued expenses and other current liabilities
The following table shows the components of accrued expenses and other current liabilities (in thousands):

	December 31, 2022	December 31, 2021
Accrued expenses:
Accrued compensation and related benefits	$3,392	$952
Accrued insurance	525	301
Accrued professional services	509	61
Accrued interest	62	74
Accrued property taxes	41	35
Other	38	48
Other current liabilities:
Income tax payable	$1,780	$895
Sales tax payable	587	422
Unbilled lost-in-hole revenue	282	116
Deferred revenue	83	63
Interest rate swap liability	—	947

Total accrued expenses and other current liabilities	$7,299	$3,914